Cash and Cash Equivalents - Summary of Detailed Information about Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 3,725	€ 3,720	€ 3,727
Short-term deposits	2,524	2,544	3,666
Money market investments	2,493	4,496	3,939
Short-term collateral	2	7	16
At December 31	€ 8,744	€ 10,768	€ 11,347